Income tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax:
Current tax for the year	$ 32	$ 17	$ 55
Adjustment in respect of prior years	2	(3)	(24)
Total current tax	34	14	31
Deferred tax:
Deferred tax for the year	(14)	4	(11)
Adjustment in respect of deferred tax impact	(1)	4	9
Total deferred tax	(15)	8	(2)
Income tax charge	$ 19	$ 22	$ 29